UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Broadwood Capital, Inc.

Address:  724 Fifth Avenue, 9th Floor
          New York, New York 10019


13F File Number: 028-13773

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Neal C. Bradsher
Title:    President
Phone:    212-508-5735


Signature, Place and Date of Signing:


 /s/ Neal C. Bradsher           New York, New York            May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      9

Form 13F Information Table Value Total:    $228,670
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.   Form 13F File Number            Name
      --------------------            ------------------------
1.    028-13770                       Broadwood Partners, L.P.


                                                     FORM 13F INFORMATION TABLE


COLUMN 1                          COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8
----------------------------  ---------------- ---------  -------- -------------------- -------------- --------  -------------------
                                                           VALUE    SHS OR    SH/  PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL   DISCRETION   MANAGERS    SOLE  SHARED NONE
----------------------------  ---------------- ---------  -------- ---------  ---  ---- -------------- --------  ------- ------ ----
ALERE INC                     PERP PFD CONV SE 01449J204  17,706      64,268  SH        Shared-Defined    1        64,268
BIOTIME INC                   COM              09066L105  61,667   8,277,392  SH        Shared-Defined    1     8,277,392
DEUTSCHE BK AG LDN BRH        PS GOLD SH ETN   25154H731   1,665     111,800  SH        Shared-Defined    1       111,800
HANSEN NAT CORP               COM              411310105  49,363     819,568  SH        Shared-Defined    1       819,568
PALOMAR MED TECHNOLOGIES INC  COM NEW          697529303   8,560     576,400  SH        Shared-Defined    1       576,400
QUESTCOR PHARMACEUTICALS INC  COM              74835Y101  51,568   3,578,660  SH        Shared-Defined    1     3,578,660
SOLTA MED INC                 COM              83438K103   3,520   1,066,587  SH        Shared-Defined    1     1,066,587
STAAR SURGICAL CO             COM PAR $0.01    852312305  33,739   6,057,231  SH        Shared-Defined    1     6,057,231
ZEBRA TECHNOLOGIES CORP       CL A             989207105     883      22,500  SH        Shared-Defined    1        22,500









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